Note 13 - Income Tax (Details) - Summary of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets
Research and development credits	$ 5,933,000	$ 5,858,000
Net operating loss carryforwards	195,000	101,000
Depreciation and amortization	277,000	293,000
Accrued vacation and other expenses	56,000	98,000
	6,461,000	6,350,000
Valuation allowance	(6,232,000)	(6,219,000)
Total net deferred income tax assets	229,000	131,000
Deferred income tax liabilities
Withholding taxes on repatriation of subsidiary profits	2,188,000
Unrealized foreign exchanges	18,000	109,000
Unrealized capital allowance		10,000
	$ 2,206,000	$ 119,000